Loss Per Share	6 Months Ended
Jun. 30, 2022
Loss Per Share
Loss Per Share

NOTE 7 – Loss Per Share

For purposes of the diluted net income (loss) per share calculation, share options and warrants are considered to be potentially dilutive securities. Due to the Company’s net loss position and/or the share options and warrants having no intrinsic value, these potentially dilutive securities are excluded from the calculation of diluted net income (loss) per share because their effect would be anti-dilutive. Therefore, basic and diluted net income (loss) per share was the same for the periods presented in the unaudited Condensed Consolidated Statement of Comprehensive Loss.

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
Share options	379,811,585	123,449,035
Warrants	1,135,347,500	460,910,100
Restricted stock units	21,475,400	-
Total Anti-Dilutive Share Equivalents	1,536,634,485	584,359,135